STOCKHOLDERS' EQUITY (Details 1)	12 Months Ended
Dec. 31, 2019 USD ($)
Unrecognized stock based compensation related to outstanding awards	$ 5,450,009
Remaining weighted-average amortization period	9 months 18 days
Restricted Stock Units
Unrecognized stock based compensation related to outstanding awards	$ 5,300,737
Remaining weighted-average amortization period	9 months 18 days
Options
Unrecognized stock based compensation related to outstanding awards	$ 149,272
Remaining weighted-average amortization period	1 year 2 months 12 days